BNY Mellon Floating Rate Income Fund

Incorporated herein by reference is a definitive version of the above-referenced fund's supplement filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 21, 2020 (SEC Accession No. 0000819940-20-000088).